Borrowings - Long-term Borrowings, Excluding Current Portion (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 9,789,141	₩ 12,510,191
Export-Import Bank of Korea and others [member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September, 2001
Maturity date	March, 2019
Interest rate (%)	0.50%
Export-Import Bank of Korea and others [member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	Decemeber, 2017
Maturity date	March, 2037
Interest rate (%)	8.40%
Korean Development Bank and others [member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	August, 2009
Maturity date	February, 2019
Interest rate (%)	1.80%
Korean Development Bank and others [member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	November, 2017
Maturity date	July, 2025
Interest rate (%)	6.30%
Gross amount [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 4,839,199	6,420,612
Gross amount [member] | Korean Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	4,999,575	6,163,896
Present value discount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	(36,459)	(55,799)
Discount on debentures [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ (13,174)	₩ (18,518)